SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face amount	Value
Municipal bonds—100.7%
Alabama: 3.0%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds,
Series A, 5.000%, due 07/01/38	$3,810,000	$4,058,368
Series A, 5.250%, due 07/01/47	5,000,000	5,210,213
		9,268,581
Arizona: 1.0%
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds,
Series A, 5.000%, due 01/01/45	2,000,000	2,089,543
Salt River Project Agricultural Improvement & Power District, Revenue Bonds,
Series A, 5.000%, due 01/01/47	1,000,000	1,050,627
		3,140,170
California: 1.1%
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds, (State Appropriation),
Series A, 5.000%, due 06/01/32[1]	2,200,000	2,208,553
Series A, 5.000%, due 06/01/33[1]	1,200,000	1,204,665
		3,413,218
Colorado: 6.4%
Colorado State Education Loan Program, Revenue Notes,
Series A, 5.000%, due 06/30/25	20,000,000	20,102,360

Connecticut: 0.9%
State of Connecticut, Refunding, GO Bonds,
Series B,5.000%, due 05/15/26	2,700,000	2,768,455

District of Columbia: 3.1%
District of Columbia Income Tax Revenue, Refunding, Revenue Bonds,
Series C, 5.000%, due 10/01/27	1,765,000	1,858,887
District of Columbia Water & Sewer Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/01/41	2,500,000	2,708,043
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A, 5.000%, due 07/15/45	5,000,000	5,147,687
		9,714,617
Florida: 2.9%
Miami-Dade County Transit System, Revenue Bonds,
Series A, 5.000%, due 07/01/43	2,000,000	2,078,002
Orlando Utilities Commission, Revenue Bonds,
Series A, 5.000%, due 10/01/48	3,000,000	3,144,744

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Florida—(continued)
School Board of Miami-Dade County, Refunding, COP,
Series B, 5.000%, due 05/01/26	$1,900,000	$1,903,130
School District of Broward County, Refunding, COP,
Series B, 5.000%, due 07/01/30	2,000,000	2,006,332
		9,132,208
Georgia: 2.8%
City of Atlanta Water & Wastewater Revenue, Refunding, Revenue Bonds,
5.000%, due 11/01/35[1]	8,815,000	8,830,269

Illinois: 7.0%
Illinois State Toll Highway Authority, Revenue Bonds,
Series A, 5.000%, due 01/01/46	1,000,000	1,035,046
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C, 5.000%, due 12/01/26	1,300,000	1,347,505
State of Illinois, GO Bonds,
Series A, 5.000%, due 12/01/27	1,215,000	1,267,184
Series A, 5.000%, due 03/01/31	2,870,000	3,081,327
Series B, 5.000%, due 05/01/33	3,600,000	3,864,518
Series D, 5.000%, due 11/01/27	5,450,000	5,681,358
State of Illinois, Refunding, GO Bonds,
Series C, 4.000%, due 03/01/31	3,500,000	3,550,362
Series D, 5.000%, due 07/01/33	2,000,000	2,149,067
		21,976,367
Louisiana: 0.3%
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/15/48	1,000,000	1,038,541

Maine: 1.2%
Maine Municipal Bond Bank, Revenue Bonds,
Series A, 5.000%, due 11/01/40	3,560,000	3,875,428

Maryland: 0.8%
State of Maryland Department of Transportation, Refunding, Revenue Bonds,
Series B, 5.000%, due 12/01/26	2,500,000	2,593,846

Massachusetts: 2.8%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series D, 5.000%, due 07/01/45	2,005,000	2,074,893

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Massachusetts—(continued)
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series E, 5.000%, due 11/01/27	$2,505,000	$2,645,093
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
4.000%, due 05/01/25[1]	1,730,000	1,731,502
4.000%, due 05/01/25	145,000	145,142
Massachusetts Water Resources Authority, Revenue Bonds,
Series B, 5.000%, due 08/01/44	2,000,000	2,089,636
		8,686,266
Michigan: 0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds,
Series A-MI, 5.000%, due 12/01/25	1,615,000	1,636,859

Minnesota: 5.7%
State of Minnesota, Refunding, GO Bonds,
Series D, 5.000%, due 08/01/27	16,920,000	17,772,379

Mississippi: 3.7%
Mississippi Business Finance Corp, Chevron USA, Inc., Revenue Bonds,
Series H, 3.600%, due 11/01/35[2]	4,390,000	4,390,000
Series L, 3.600%, due 11/01/35[2]	7,220,000	7,220,000
		11,610,000
New Jersey: 3.5%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds,
2.840%, due 07/01/35[2]	4,010,000	4,010,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series CC, 5.000%, due 06/15/44	1,910,000	1,989,872
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds,
Series A, 5.000%, due 06/15/38	2,000,000	2,142,963
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds,
Series BB, 5.000%, due 06/15/33	2,450,000	2,654,615
		10,797,450
New York: 21.3%
City of New York, GO Bonds,
Series A, 5.000%, due 08/01/43	4,320,000	4,432,286
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,101,160
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,406,669

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
Subseries F-1, 5.000%, due 04/01/40	$1,940,000	$1,994,307
Empire State Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/41	3,420,000	3,569,210
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1, 5.000%, due 06/15/44	5,300,000	5,549,198
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds,
Series EE, 5.000%, due 06/15/40	3,000,000	3,088,833
New York City Municipal Water Finance Authority, Second General Resolution, Revenue Bonds,
3.550%, due 06/15/43[2]	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1, 5.000%, due 11/01/25	4,000,000	4,051,441
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds,
Series F-1, 5.000%, due 02/01/46	11,050,000	11,507,435
New York State Dormitory Authority, Revenue Bonds,
Series A, 5.000%, due 03/15/43	3,500,000	3,570,230
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	2,590,143
Series A, 5.000%, due 03/15/44	6,000,000	6,247,063
Series A, 5.000%, due 03/15/46	3,000,000	3,113,515
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
5.000%, due 03/15/42	4,145,000	4,389,027

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds,
Series C, 5.000%, due 05/15/47	$3,000,000	$3,110,390
		66,920,907
North Carolina: 2.2%
North Carolina Medical Care Commission, Vidant Health Obligated Group, Refunding, Revenue Bonds,
5.000%, due 06/01/31[1]	7,000,000	7,023,305

Ohio: 1.7%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B, 5.000%, due 09/15/27	5,000,000	5,266,886

Oregon: 0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A, 5.000%, due 09/01/43[1]	2,500,000	2,629,518

Pennsylvania: 1.3%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds,
Series B, 5.000%, due 12/01/46	2,000,000	2,100,399
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1, 5.000%, due 12/01/46	2,000,000	2,005,286
		4,105,685
South Carolina: 1.1%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds,
Series A, 5.000%, due 11/01/38	1,865,000	1,997,040
Series A, 5.000%, due 11/01/39	1,250,000	1,326,843
		3,323,883
Texas: 19.3%
Allen Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/44	2,510,000	2,657,611
Argyle Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 08/15/47	5,000,000	5,200,180
Austin Community College District, GO Bonds,
5.000%, due 08/01/30[1]	1,000,000	1,006,780
City of El Paso Water & Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 03/01/41[3]	7,155,000	7,582,591
City of Irving, GO Bonds,
4.000%, due 09/15/38	1,430,000	1,412,808

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Crowley Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/01/44	$5,670,000	$6,003,315
Dallas Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/41	1,010,000	1,069,567
5.000%, due 02/15/48	2,000,000	2,071,850
Garland Independent School District, GO Bonds, (Permanent School Fund),
Series A, 5.000%, due 02/15/48	2,000,000	2,081,995
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds,
Series B, 3.550%, due 12/01/59[2]	8,500,000	8,500,000
Hutto Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 08/01/48	1,875,000	1,955,760
Midland Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/47	3,670,000	3,838,069
Northwest Independent School District, GO Bonds, (Permanent School Fund),
5.000%, due 02/15/48	2,515,000	2,606,862
Texas Department of Transportation State Highway Fund, Revenue Bonds,
Series A, 5.000%, due 10/01/26	4,345,000	4,490,538
Texas Water Development Board, State Revolving Fund, Revenue Bonds,
5.000%, due 08/01/41	1,295,000	1,379,027
Texas Water Development Board, State Water Implementation Revenue Fund For Texas, Revenue Bonds,
Series A, 5.000%, due 10/15/44	8,000,000	8,501,294
		60,358,247
Washington: 5.8%
City of Seattle WA Municipal Light & Power Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/41	3,810,000	4,114,813
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (School Bond Guaranty),
4.000%, due 12/01/27	4,205,000	4,325,664
State of Washington, GO Bonds,
Series 2020-A,
5.000%, due 08/01/43	3,070,000	3,181,371
Series A,
5.000%, due 08/01/43	5,000,000	5,243,818

SMA Relationship Trust

Portfolio of investments – March 31, 2025 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Washington—(continued)
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A, 5.000%, due 10/01/25	$1,435,000	$1,436,110
		18,301,776
Wisconsin: 0.5%
State of Wisconsin, Refunding, Revenue Bonds,
Series B, 5.000%, due 05/01/31[1]	1,500,000	1,535,963
Total municipal bonds (cost—$326,239,652)		315,823,184

	Number of shares
Short-term investments—2.7%
Investment companies: 2.7%
State Street Institutional U.S. Government Money Market Fund, 4.293%[4] (cost $8,318,771)	8,318,771	$8,318,771
Total investments (cost—$334,558,423)—103.4%		324,141,955
Liabilities in excess of other assets—(3.4)%		(10,571,815)
Net assets—100.0%		$313,570,140

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$315,823,184	$—	$315,823,184
Short-term investments	—	8,318,771	—	8,318,771
Total	$—	$324,141,955	$—	$324,141,955

At March 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
2	Floating or variable rate securities. The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
4	Rate shown reflects yield at March 31, 2025.

Portfolio acronyms:

COP Certificate of Participation

GO General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2024.